Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about our financial assets and liabilities measured at fair value on a recurring basis and indicates the level of fair value hierarchy utilized to determine such fair values:

As of March 31, 2021 (In thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents—money market funds	$343,287	$—	$—	$343,287
Restricted cash—money market funds	4,200	—	—	4,200

Total Assets	$347,487	$—	$—	$347,487

Liabilities:
Private placement warrants	$—	$—	$729	$729

Total Liabilities	$—	$—	$729	$729

As of December 31, 2020 (In thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents—money market funds	$383,623	$—	$—	$383,623
Restricted cash—money market funds	4,200	—	—	4,200

Total Assets	$387,823	$—	$—	$387,823

Liabilities:
Private placement warrants	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

The following table presents information about our financial assets and liabilities measured at fair value on a recurring basis and indicates the level of fair value hierarchy utilized to determine such fair values:

As of December 31, 2020 (In thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents—money market funds	$383,623	$—	$—	$383,623
Restricted cash—money market funds	4,200	—	—	4,200

Total Assets	$387,823	$—	$—	$387,823

Liabilities:
Equity Commitment	$—	$—	$—	$—
Share Purchase Option	—	—	—	—

Total Liabilities	$—	$—	$—	$—

As of December 31, 2019 (In thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents—money market funds	$79,551	$—	$—	$79,551
Restricted cash—money market funds	4,131	—	—	4,131

Total Assets	$83,682	$—	$—	$83,682

Liabilities:
Equity Commitment	$—	$—	$(2,000)	$(2,000)
Share Purchase Option	—	—	(260)	(260)

Total Liabilities	$—	$—	$(2,260)	$(2,260)

Summary of Analysis of the Changes in the Equity Commitment and Share Purchase Option

An analysis of the changes in the Equity Commitment and Share Purchase Option are summarized as follows:

Equity Commitment (In thousands)	2020	2019
Beginning (liability) asset balance	$(2,000)	$11,412
Change in fair value	(3,530)	(51,562)
Partial settlement of Equity Commitment liability upon issuance of Series A-1 Preferred Stock and Series A Common Stock	5,530	38,150

Ending asset (liability) balance	$—	$(2,000)

Share Purchase Option (In thousands)	2020	2019
Beginning liability balance	$(260)	$(5,380)
Change in fair value	260	5,120

Ending liability balance	$—	$(260)

Summary of Rollforward of the Liability Associated with Private Placement Warrants

The following table provides a roll forward of the liability associated with our private placement warrants:

(In thousands)	Amount
Liability, December 31, 2020	$—
Reclassification from equity	(305)
Change in fair value	(424)

Liability, March 31, 2021	$(729)